UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DundeeWealth US, LP
                 ------------------------------------
   Address:      1055 Westlakes Drive, Suite 300
                 ------------------------------------
                 Berwyn, PA 19312
                 ------------------------------------

Form 13F File Number: 28-14406
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David C. Lebisky
         -----------------------------------
Title:   Director, Regulatory Administration
         -----------------------------------
Phone:   610-854-0902
         -----------------------------------

Signature, Place, and Date of Signing:

   /s/ David C. Lebisky               Berwyn, PA          May 14, 2013
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-11685                    GCIC Ltd.
       ---------------          -----------------------------------------
    28-11021                    Mount Lucas Management LP
       ---------------          -----------------------------------------
    28-03459                    Smith Asset Management Group LP
       ---------------          -----------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 31
                                        --------------------

Form 13F Information Table Value Total: 54,550
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                                                                   VOTING
                         Title of                          VALUE   SHRS OR           PUT/  INVESTMENT   OTHER     AUTHORITY
Issuer                   Class                 CUSIP     (x$1000)  PRN AMT  SH/PRN   CALL  DISCRETION  MANAGERS    SHARED
------------------       --------            ---------   --------  ------- -------- ------ ----------  --------  -----------
Apollo Global
  Management             A SHS               037612306       47       2,176   SH            OTHER                    2,176
Avago
  Technologies, Ltd      SHS                 Y0486S104    8,947     249,070   SH            OTHER                  249,070
Baidu Inc                SPON ADR            056752108       18         207   SH            OTHER                      207
Blackstone
  Group LP               COM UNIT LTD        09253U108       48       2,407   SH            OTHER                    2,407
Chart
  Industries Inc         COM                 16115Q308       49         616   SH            OTHER                      616
Chicago Bridge &
  Iron Co. NV            NY Registry SH      167250109    9,402     151,394   SH            OTHER                  151,394
China
  Mobile Ltd             SPON ADR            16941M109       42         788   SH            OTHER                      788
CNOOC Ltd                SPON ADR            126132109       45         236   SH            OTHER                      236
EBAY Inc                 COM                 278642103       50         922   SH            OTHER                      922
Franklin
  Resources Inc          COM                 354613101       50         329   SH            OTHER                      329
Google Inc               CL A                38259P508       48          60   SH            OTHER                       60
HDFC
  Bank Ltd               ADR                 40415F101       43       1,142   SH            OTHER                    1,142
ICICI Bank Ltd           ADR                 45104G104       33         777   SH            OTHER                      777
iShares MSCI
  South Korea Index      MSCI S KOREA INDEX  464286772       26         445   SH            OTHER                      445
KKR & Co LP              COM                 48248M102       49       2,545   SH            OTHER                    2,545
Lyondell Basell
  Industries NV          A SHS               N53745100    8,671     137,006   SH            OTHER                  137,006
Maxim Integrated
  Products               COM                 57772K101       50       1,524   SH            OTHER                    1,524
Mercadolibre Inc         COM                 58733R102        2          25   SH            OTHER                       25
NXP Semiconductors
  NV                     COM                 N6596X109    8,900     294,119   SH            OTHER                  294,119
Oracle Corp              COM                 68389X105       48       1,484   SH            OTHER                    1,484
Sourcefire Inc           COM                 83616T108       50         845   SH            OTHER                      845
Stanley Black
  & Decker Inc           COM                 854502101       48         596   SH            OTHER                      596
Starbucks Corp           COM                 855244109       48         851   SH            OTHER                      851
Stratasys Ltd            SHS                 M85548101       51         687   SH            OTHER                      687
Taiwan Semiconductor
  Mfg. Ltd.              SPON ADR            874039100       47       2,754   SH            OTHER                    2,754
Valeant
  Pharmaceuticals
  International, Inc.    COM                 91911K102    8,959     119,339   SH            OTHER                  119,339
Valero
  Energy Corp            COM                 91913Y100       50       1,092   SH            OTHER                    1,092
Virgin
Media, Inc.              COM                 92769L101    8,626     176,139   SH            OTHER                  176,139
Westlake
  Chemical Corp          COM                 960413102       48         511   SH            OTHER                      511
Yamana
  Gold, Inc.             COM                 98462Y100       20       1,300   SH            OTHER                    1,300
Yandex NV                CL A                N97284108       35       1,500   SH            OTHER                    1,500